Deferred Taxes - Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	€ 61,300	€ 53,279	€ 48,839
Temporary difference creation or reversal	(2,981)	(536)	5,734
Change in Tax-losses carried forward	8,064	8,556	(1,294)
Closing balance	66,208	€ 61,300	€ 53,279
USA [member] | 23% > 21% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable	€ (176)